Significant accounting policies - Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Buildings [Member] | Bottom of range [member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	5 years
Buildings [Member] | Top of range [member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	50 years
Molds [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	5 years
Vehicles [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	4 years
Computers and equipment [Member] | Bottom of range [member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	3 years
Computers and equipment [Member] | Top of range [member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	10 years
Leasehold improvements [Member]
Significant accounting policies (Details) - Schedule of useful lives are used in the calculation of depreciation [Line Items]
Estimated useful lives and depreciation method	3 years